Annual Total Returns - FidelityTotalInternationalIndexFund-PRO - FidelityTotalInternationalIndexFund-PRO - Fidelity Total International Index Fund - Fidelity Total International Index Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2016
Annual Return 2017	27.63%
Annual Return 2018	(14.38%)
Annual Return 2019	21.48%
Annual Return 2020	11.07%
Annual Return 2021	8.47%
Annual Return 2022	(16.28%)
Annual Return 2023	15.51%